Share-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Input Variables

	2021	2020
Risk-free interest rate	0.80%	0.36%
Expected life in years	4.21	5
Expected volatility	35.0%	30.0%
Expected dividend yield	0%	0%

The input variables are noted in the table below:

Successor
2020
Risk-free interest rate	0.18%
Expected life in years	3
Expected volatility	65.9%
Expected dividend yield (a)	0%

(a)	The Monte Carlo method assumes a reinvestment of dividends.
The input variables for the Black Scholes are noted in the table below:

Successor
2020
Risk-free interest rate	0.36%
Expected life in years	5
Expected volatility	30.0%
Expected dividend yield	0%

Restricted Stock [Member]
Summary of Activity of Restricted Shares
The following table summarizes activity of Restricted Stock Units during the nine months ended September 30, 2021:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	1,250,000	$15.28
Granted	1,320,700	$13.48
Vested	(5,000)	$10.66
Forfeited	(268,400)	$13.92

Non-vested at September 30, 2021	2,297,300	$14.37

The following table summarizes activity of Restricted Shares during 2020 (there was no activity prior to December 16, 2020):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Granted on December 16, 2020	1,300,000	$15.30
Vested	(50,000)	15.70
Forfeited	—	—

Non-vested at December 31, 2020	1,250,000	$15.28

Performance Shares [Member]
Summary of Input Variables	The input variables are noted in the table below:

	2021	2020
Risk-free interest rate	0.56%	0.18%
Expected life in years	3.47	3
Expected volatility	64.3%	65.9%
Expected dividend yield (a)	0%	0%

Service Condition Shares [Member]
Summary of Activity of Restricted Shares
The following table summarizes activity of the restricted stock units by vesting condition during the nine months ended September 30, 2021:

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45
Granted	783,700	$15.49	77,000	$14.37	460,000	$9.91
Vested	—		(5,000)	$10.66	—
Forfeited	(148,400)	$16.15	—		(120,000)	$11.17

Non-vested at September 30, 2021	1,585,300	$15.54	272,000	$15.42	440,000	$9.50

The following table summarizes activity of the restricted shares during 2020 (there was no activity prior to December 16, 2020):

	Performance Condition		Service Condition		Market Condition
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Granted	950,000	$15.70	250,000	$15.70	100,000	$10.45
Vested	—	—	(50,000)	15.70	—	—
Forfeited	—	—	—	—	—	—

Non-vested at December 31, 2020	950,000	$15.70	200,000	$15.70	100,000	$10.45